CONVERTIBLE LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Aug. 09, 2022 USD ($)	Aug. 09, 2022 GBP (£)	Apr. 30, 2021 USD ($)
Offsetting Assets [Line Items]
Outstanding loan				$ 800,000	£ 600,000	$ 20,000,000
Debt percent						5.00%
Convertible debt | $	$ 809,692
Embedded Derivative [Member]
Offsetting Assets [Line Items]
Outstanding loan | £		£ 0	£ 0